Shareholder Report, Line Graph (Details) - USD ($)		1 Months Ended	2 Months Ended	3 Months Ended	4 Months Ended	5 Months Ended	6 Months Ended	7 Months Ended	8 Months Ended	9 Months Ended	10 Months Ended	11 Months Ended
	Mar. 05, 2024	Mar. 31, 2024	Apr. 30, 2024	May 31, 2024	Jun. 30, 2024	Jul. 31, 2024	Aug. 31, 2024	Sep. 30, 2024	Oct. 31, 2024	Nov. 30, 2024	Dec. 31, 2024	Jan. 31, 2025
iREIT(R) - MarketVector Quality REIT Index ETF
Account Value [Line Items]
Accumulated Value	$ 10,000	$ 10,237	$ 9,624	$ 9,887	$ 10,124	$ 10,849	$ 11,410	$ 11,665	$ 11,106	$ 11,397	$ 10,393	$ 10,433
S&P 500 Total Return Index
Account Value [Line Items]
Accumulated Value	$ 10,000	$ 10,356	$ 9,933	$ 10,426	$ 10,800	$ 10,931	$ 11,197	$ 11,436	$ 11,332	$ 11,997	$ 11,711	$ 12,037